LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

	Shares	Value
COMMON STOCKS - 99.3%		$229,198,507
(COST $144,835,687)

Communication Services - 9.4%		21,749,184
Media & Entertainment - 9.4%
Alphabet Inc. Class A	36,900	12,522,015
Meta Platforms, Inc. Class A	6,675	3,820,369
Netflix, Inc. (a)	37,450	3,035,322
The Walt Disney Co.	22,050	2,371,478

Consumer Discretionary - 5.5%		12,713,275
Consumer Discretionary Distribution & Retail - 5.5%
Chewy, Inc. Class A (a)	176,325	4,196,535
eBay Inc.	28,220	2,922,463
LKQ Corp.	177,550	4,456,505
Pool Corp.	6,100	1,137,772

Consumer Staples - 9.1%		20,973,577
Consumer Staples Distribution & Retail - 2.7%
Performance Food Group Co. (a)	26,175	2,595,775
Target Corp.	23,110	3,717,937
Food Beverage & Tobacco - 3.2%
PepsiCo, Inc.	31,430	4,410,886
The JM Smucker Co.	22,350	2,931,426
Household & Personal Products - 3.2%
Kimberly-Clark Corp.	23,858	2,575,471
The Clorox Co.	24,925	2,434,674
The Procter & Gamble Co.	15,900	2,307,408

Energy - 3.0%		6,824,716
Cheniere Energy, Inc.	7,000	2,041,830
Chevron Corp.	11,670	2,405,654
ExxonMobil Holdings Corp.	14,770	2,377,232

Financials - 18.4%		42,550,991
Banks - 7.5%
Bank of America Corp.	61,425	3,804,664
Citigroup Inc.	37,000	4,869,940
Citizens Financial Group, Inc.	21,775	1,499,644
Flagstar Bank N.A.	130,125	1,731,964
JPMorgan Chase & Co.	8,970	3,193,499
PNC Financial Services Group, Inc.	9,945	2,383,120
Financial Services - 10.9%
Capital One Financial Corp.	5,374	1,152,777
Fiserv, Inc. (a)	43,449	2,316,266
Intercontinental Exchange, Inc.	23,500	3,776,450
Northern Trust Corp.	6,460	1,198,718
PayPal Holdings, Inc.	85,385	4,496,801
S&P Global Inc.	2,500	1,089,600
State Street Corp.	12,800	2,449,664
The Charles Schwab Corp.	40,425	4,439,473
Visa Inc. Class A	10,935	4,148,411

Health Care - 16.9%		39,105,698
Health Care Equipment & Services - 8.5%
Abbott Laboratories	12,500	1,379,500
AMN Healthcare Services, Inc. (a)	116,800	4,003,904
CVS Health Corp.	40,460	3,799,599
GE HealthCare Technologies Inc.	24,050	1,713,082
HCA Healthcare, Inc.	5,625	2,331,281
HealthEquity, Inc. (a)	13,100	1,264,674
The Cigna Group	7,700	2,125,816
UnitedHealth Group Inc.	7,760	3,021,822
Pharmaceuticals Biotechnology & Life Sciences - 8.4%
AbbVie Inc.	10,270	2,633,433
Amgen Inc.	5,975	2,568,533
Johnson & Johnson	11,400	3,030,690
Merck & Co., Inc.	21,600	3,191,616
Pfizer Inc.	159,700	4,545,062
Viatris Inc.	211,792	3,496,686

Industrials - 5.3%		12,230,968
Capital Goods - 2.6%
Kornit Digital Ltd. (a)	241,160	4,061,134
The Boeing Co. (a)	9,550	1,984,299
Commercial & Professional Services - 1.7%
Concentrix Corp.	128,850	3,878,385
Transportation - 1.0%
FedEx Corp.	6,225	2,038,065
Fedex Freight Holding Co., Inc. (a)	2,012	269,085

Information Technology - 25.4%		58,634,945
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	7,690	2,784,857
Infineon Technologies A.G. ADR	22,675	1,483,172
Marvell Technology, Inc.	6,225	1,317,584
Microchip Technology Inc.	34,900	2,563,405
NXP Semiconductors N.V.	14,330	3,219,091
Qualcomm Inc.	18,555	3,163,256
Software & Services - 11.3%
Adobe Inc. (a)	11,100	3,249,969
Intuit Inc.	10,675	3,835,527
Microsoft Corp.	23,986	12,167,858
Oracle Corp.	11,075	1,651,504
Salesforce, Inc.	9,225	2,375,807
Workday, Inc. Class A (a)	13,700	2,705,065
Technology Hardware & Equipment - 7.8%
Apple Inc.	22,370	7,087,934
Calix, Inc. (a)	60,925	2,322,461
Cisco Systems, Inc.	23,835	2,633,529
Coherent Corp. (a)	2,725	757,087
Everpure, Inc. Class A (a)	22,800	2,119,260
Keysight Technologies, Inc. (a)	4,600	1,484,420
Lumentum Holdings Inc. (a)	1,075	983,367
Viavi Solutions Inc. (a)	20,110	729,792

Materials - 3.1%		7,106,413
Freeport-McMoRan Inc.	33,775	2,558,119
O-I Glass, Inc. (a)	625,625	4,548,294

Real Estate - 1.7%		3,919,310
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.	57,525	2,950,457
Real Estate Management & Development - 0.4%
Colliers Int'l. Group Inc.	9,625	968,853

Utilities - 1.5%		3,389,430
Alliant Energy Corp.	15,500	1,053,690
WEC Energy Group, Inc.	22,000	2,335,740

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	169,625	–

SHORT-TERM INVESTMENTS - 0.0%^		100,000
(COST $100,000)

Money Market Funds - 0.0%^		100,000
First American Government Obligations Fund Class X, 3.59% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.3% (COST $144,935,687)		229,298,507

NET OTHER ASSETS & LIABILITIES - 0.7%		1,595,462

NET ASSETS - 100.0%		$230,893,969

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

a)	Non-income producing security.
b)	Represents the 7-day yield at August 31, 2026.
c)	Investment valued using significant unobservable inputs.
d)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

	Date Acquired	Security Name	Shares	Total Cost	Market Value
	8/27/2025	Sycamore Partners LLC	169,625	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2026, the LargeCap Fund had 25.40% of the value of their total investments within the Information Technology sector.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2026:

	Level 1	Level 2	Level 3(1)	Total
Common stocks
Communication services	$ 21,749,184	$ -	$ -	$ 21,749,184
Consumer discretionary	12,713,275	–	–	12,713,275
Consumer staples	20,973,577	–	–	20,973,577
Energy	6,824,716	–	–	6,824,716
Financials	42,550,991	–	–	42,550,991
Health care	39,105,698	–	–	39,105,698
Industrials	12,230,968	–	–	12,230,968
Information technology	58,634,945	–	–	58,634,945
Materials	7,106,413	–	–	7,106,413
Real estate	3,919,310	–	–	3,919,310
Utilities	3,389,430	–	–	3,389,430
Total common stocks	229,198,507	–	–	229,198,507
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 229,298,507	$ -	$ -	$ 229,298,507

(1) For the period ended August 31, 2026, investments valued at $0 were included in level 3 due to the unavailability of active market pricing. There were no transfers between levels during the period. Level 3 amount shown includes securities determined to have no value at August 31, 2026.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended August 31, 2026 is not presented.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2026

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.